Outstanding Loans and Leases - Credit Card and Other Consumer - Renegotiated TDRs by Program Type (Details) (Credit card and other consumer, USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	$ 1,141	$ 2,079
Percent of balances current or less than 30 days past due	79.51%	78.77%
Internal Programs
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	541	1,143
External Programs
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	447	739
Other
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	153	197
Credit Card Receivable | United States
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	856	1,465
Percent of balances current or less than 30 days past due	84.99%	82.77%
Credit Card Receivable | Non United States
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	168	240
Percent of balances current or less than 30 days past due	47.56%	49.01%
Credit Card Receivable | Internal Programs | United States
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	450	842
Credit Card Receivable | Internal Programs | Non United States
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	41	71
Credit Card Receivable | External Programs | United States
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	397	607
Credit Card Receivable | External Programs | Non United States
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	16	26
Credit Card Receivable | Other | United States
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	9	16
Credit Card Receivable | Other | Non United States
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	111	143
Direct/Indirect Consumer
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	117	314
Percent of balances current or less than 30 days past due	85.21%	84.29%
Direct/Indirect Consumer | Internal Programs
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	50	170
Direct/Indirect Consumer | External Programs
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	34	106
Direct/Indirect Consumer | Other
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	33	38
Other consumer
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	0	60
Percent of balances current or less than 30 days past due	0.00%	71.08%
Other consumer | Internal Programs
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	0	60
Other consumer | External Programs
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	0	0
Other consumer | Other
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	$ 0	$ 0